Results for the year - Income taxes and deferred income taxes - Development in deferred income tax assets and liabilities (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at the beginning of the year	kr 6,843	kr 3,401
Income/(charge) to the income statement	4,011	4,631
Income/(charge) to other comprehensive income	(359)	(879)
Income/(charge) to equity	(120)	234
Additions from acquisitions	62
Additions from acquisition of businesses (note 5.3)1		(709)
Effect of exchange rate adjustment	(219)	165
Net deferred tax asset/(liability) at the end of the year	10,218	6,843
Deferred income tax assets	20,380	13,904
Deferred tax liability at the end of the year	(10,162)	(7,061)
Before Offset with countries | Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at the beginning of the year	(2,402)	(1,980)
Income/(charge) to the income statement	(213)	(413)
Income/(charge) to other comprehensive income	0	0
Income/(charge) to equity	0	0
Additions from acquisitions	0
Additions from acquisition of businesses (note 5.3)1		0
Effect of exchange rate adjustment	54	(9)
Net deferred tax asset/(liability) at the end of the year	(2,561)	(2,402)
Deferred income tax assets	433	579
Deferred tax liability at the end of the year	(2,994)	(2,981)
Before Offset with countries | Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at the beginning of the year	(8,279)	(7,375)
Income/(charge) to the income statement	(2,106)	674
Income/(charge) to other comprehensive income	0	0
Income/(charge) to equity	0	0
Additions from acquisitions	0
Additions from acquisition of businesses (note 5.3)1		(1,475)
Effect of exchange rate adjustment	144	(103)
Net deferred tax asset/(liability) at the end of the year	(10,241)	(8,279)
Deferred income tax assets	245	195
Deferred tax liability at the end of the year	(10,486)	(8,474)
Before Offset with countries | Inventories
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at the beginning of the year	2,595	3,195
Income/(charge) to the income statement	(645)	(465)
Income/(charge) to other comprehensive income	(224)	(130)
Income/(charge) to equity	0	0
Additions from acquisitions	0
Additions from acquisition of businesses (note 5.3)1		0
Effect of exchange rate adjustment	(9)	(5)
Net deferred tax asset/(liability) at the end of the year	1,717	2,595
Deferred income tax assets	1,820	2,627
Deferred tax liability at the end of the year	(103)	(32)
Before Offset with countries | Liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at the beginning of the year	11,007	6,932
Income/(charge) to the income statement	3,973	3,999
Income/(charge) to other comprehensive income	(6)	(141)
Income/(charge) to equity	0	0
Additions from acquisitions	0
Additions from acquisition of businesses (note 5.3)1		0
Effect of exchange rate adjustment	(547)	217
Net deferred tax asset/(liability) at the end of the year	14,427	11,007
Deferred income tax assets	14,792	11,027
Deferred tax liability at the end of the year	(365)	(20)
Before Offset with countries | Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at the beginning of the year	3,922	2,629
Income/(charge) to the income statement	3,002	836
Income/(charge) to other comprehensive income	(129)	(608)
Income/(charge) to equity	(120)	234
Additions from acquisitions	62
Additions from acquisition of businesses (note 5.3)1		766
Effect of exchange rate adjustment	139	65
Net deferred tax asset/(liability) at the end of the year	6,876	3,922
Deferred income tax assets	6,986	4,646
Deferred tax liability at the end of the year	(110)	(724)
Offset within countries
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset/(liability) at the beginning of the year	0	0
Additions from acquisition of businesses (note 5.3)1		0
Net deferred tax asset/(liability) at the end of the year	0	0
Deferred income tax assets	3,896	5,170
Deferred tax liability at the end of the year	kr (3,896)	kr (5,170)